Intangibles (Other intangibles) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 317,982	$ 328,570
Goodwill
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	58,094	58,094
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	251,353	261,941
Contractual vendor intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 8,535	$ 8,535